Exhibit 99.2

Client Name:	Wells Fargo Home Mortgage, Inc.
Client Project Name:	WFMBS 2022-INV1
Start - End Dates:	02/14/22 - 03/16/22
Deal Loan Count:	362

Loan Level Tape Compare Upload

Loans in Report	362

Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
0086591234	XXXXX	Self Employed Flag	No	Yes
0175871836	XXXXX	Debt to Income Ratio (Back)	30.9500	34.0554
0196158832	XXXXX	Debt to Income Ratio (Back)	40.6800	34.5149
0198488711	XXXXX	Property Type	Rowhouse	Detached PUD
0250172659	XXXXX	First Time Home Buyer	No	Yes
0271862720	XXXXX	Debt to Income Ratio (Back)	37.9600	31.8814
0281653660	XXXXX	Property Type	Rowhouse	Detached PUD
0285148298	XXXXX	Debt to Income Ratio (Back)	38.0700	41.3000
0310613302	XXXXX	First Time Home Buyer	No	Yes
0316146764	XXXXX	First Time Home Buyer	No	Yes
0319666688	XXXXX	Self Employed Flag	Yes	No
0330817229	XXXXX	Self Employed Flag	No	Yes
0351699929	XXXXX	Debt to Income Ratio (Back)	35.8200	30.7136
0355102302	XXXXX	Debt to Income Ratio (Back)	21.6200	18.2706
0355558488	XXXXX	Debt to Income Ratio (Back)	38.0800	34.8754
0358926390	XXXXX	Debt to Income Ratio (Back)	45.1600	39.6445
0361566465	XXXXX	Self Employed Flag	No	Yes
0383693904	XXXXX	Debt to Income Ratio (Back)	39.4800	33.5452
0383894138	XXXXX	Self Employed Flag	No	Yes
0392522446	XXXXX	Debt to Income Ratio (Back)	38.4100	32.8796
0408887673	XXXXX	Debt to Income Ratio (Back)	36.5800	41.8112
0437123537	XXXXX	Representative Credit Score for Grading	812	800
0438228435	XXXXX	Debt to Income Ratio (Back)	45.0500	39.2475
0442616315	XXXXX	Debt to Income Ratio (Back)	34.9700	31.5122
0466856056	XXXXX	Self Employed Flag	No	Yes
0482170093	XXXXX	Debt to Income Ratio (Back)	49.3900	45.0170
0483938595	XXXXX	Debt to Income Ratio (Back)	49.6900	45.4246
0543967221	XXXXX	Debt to Income Ratio (Back)	29.3800	24.5671
0589645574	XXXXX	Debt to Income Ratio (Back)	26.9200	19.4600
0590626586	XXXXX	Debt to Income Ratio (Back)	30.1700	33.1997
0603265183	XXXXX	Debt to Income Ratio (Back)	19.2400	33.2935
0631100046	XXXXX	Debt to Income Ratio (Back)	35.4000	39.4875
0642734084	XXXXX	Self Employed Flag	Yes	No
0683462782	XXXXX	Debt to Income Ratio (Back)	49.7200	46.6554
0687680816	XXXXX	Debt to Income Ratio (Back)	35.6600	32.5307
0731285047	XXXXX	Combined LTV	54	40
0731285047	XXXXX	Debt to Income Ratio (Back)	42.1900	35.9849
0754839285	XXXXX	Debt to Income Ratio (Back)	46.7200	40.7244
0799510728	XXXXX	Debt to Income Ratio (Back)	46.4200	42.2040
0814495634	XXXXX	Debt to Income Ratio (Back)	42.6000	37.7716
0856275986	XXXXX	Debt to Income Ratio (Back)	47.2700	40.7657
0893774882	XXXXX	Debt to Income Ratio (Back)	49.9200	42.3012
0915221629	XXXXX	Debt to Income Ratio (Back)	38.0200	26.0153
0915221629	XXXXX	Self Employed Flag	No	Yes
0948354289	XXXXX	Debt to Income Ratio (Back)	39.7300	30.0430
0953504310	XXXXX	Self Employed Flag	Yes	No
0971494595	XXXXX	Debt to Income Ratio (Back)	42.7400	34.1027
0980481427	XXXXX	Self Employed Flag	No	Yes
0982918867	XXXXX	Debt to Income Ratio (Back)	44.8300	32.4331

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